Condensed Consolidated Statements of Stockholders' Deficit - USD ($) $ in Thousands	Common stock	Additional paid-in capital	Accumulated deficit	Total
Beginning balance at Dec. 31, 2020	$ 8	$ 1,357	$ (107,497)	$ (106,132)
Beginning balance (in shares) at Dec. 31, 2020	7,820,080
Exercise of options	$ 3	51		$ 54
Exercise of options (in shares)	2,898,553			2,898,553
Modification of convertible debt to remove conversion discount		5,210		$ 5,210
Exercise of common stock warrants	1,173
Stock-based compensation		109		109
Net loss			(28,845)	(28,845)
Ending balance at Dec. 31, 2021	$ 11	6,727	(136,342)	$ (129,604)
Ending balance (in shares) at Dec. 31, 2021	10,719,806			10,719,806
Exercise of options	$ 1	60		$ 61
Exercise of options (in shares)	1,401,250
Stock-based compensation		62		62
Net loss			(7,873)	(7,873)
Ending balance at Mar. 31, 2022	$ 12	6,849	(144,215)	(137,354)
Ending balance (in shares) at Mar. 31, 2022	12,121,056
Beginning balance at Dec. 31, 2021	$ 11	6,727	(136,342)	$ (129,604)
Beginning balance (in shares) at Dec. 31, 2021	10,719,806			10,719,806
Net loss				$ (16,552)
Ending balance at Jun. 30, 2022	$ 12	6,923	(152,894)	(145,959)
Ending balance (in shares) at Jun. 30, 2022	12,501,045
Beginning balance at Dec. 31, 2021	$ 11	6,727	(136,342)	$ (129,604)
Beginning balance (in shares) at Dec. 31, 2021	10,719,806			10,719,806
Exercise of options	$ 3	91		$ 94
Exercise of options (in shares)	3,352,916			3,352,916
Modification of convertible debt to remove conversion discount				$ 5,210
Exercise of common stock warrants	2,802
Stock-based compensation		368		368
Deemed dividend		2,829	(2,829)	2,829
Net loss			(47,187)	(47,187)
Ending balance at Dec. 31, 2022	$ 14	10,015	(186,358)	$ (176,329)
Ending balance (in shares) at Dec. 31, 2022	14,075,524			14,075,524
Beginning balance at Mar. 31, 2022	$ 12	6,849	(144,215)	$ (137,354)
Beginning balance (in shares) at Mar. 31, 2022	12,121,056
Exercise of options		4		4
Exercise of options (in shares)	379,989
Stock-based compensation		70		70
Net loss			(8,679)	(8,679)
Ending balance at Jun. 30, 2022	$ 12	6,923	(152,894)	(145,959)
Ending balance (in shares) at Jun. 30, 2022	12,501,045
Beginning balance at Dec. 31, 2022	$ 14	10,015	(186,358)	$ (176,329)
Beginning balance (in shares) at Dec. 31, 2022	14,075,524			14,075,524
Exercise of options	$ 4	46		$ 50
Exercise of options (in shares)	3,877,352
Stock-based compensation		73		73
Deemed dividend		959	(959)
Net loss			(8,268)	(8,268)
Ending balance at Mar. 31, 2023	$ 18	11,093	(195,585)	(184,474)
Ending balance (in shares) at Mar. 31, 2023	17,952,876
Beginning balance at Dec. 31, 2022	$ 14	10,015	(186,358)	$ (176,329)
Beginning balance (in shares) at Dec. 31, 2022	14,075,524			14,075,524
Deemed dividend				$ 2,981
Net loss				(22,242)
Ending balance at Jun. 30, 2023	$ 18	13,200	(211,581)	$ (198,363)
Ending balance (in shares) at Jun. 30, 2023	18,138,685			18,138,685
Beginning balance at Mar. 31, 2023	$ 18	11,093	(195,585)	$ (184,474)
Beginning balance (in shares) at Mar. 31, 2023	17,952,876
Exercise of options		16		16
Exercise of options (in shares)	185,809
Stock-based compensation		69		69
Deemed dividend		2,022	(2,022)	2,022
Net loss			(13,974)	(13,974)
Ending balance at Jun. 30, 2023	$ 18	$ 13,200	$ (211,581)	$ (198,363)
Ending balance (in shares) at Jun. 30, 2023	18,138,685			18,138,685